SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of summarized financial information of Maui Jim

(in millions)	2011	2010
Total assets	$163.0	$160.5
Total liabilities	62.4	75.4
Total equity	100.6	85.1

Schedule of reconciliation of numerator and denominator of the basic and diluted earnings per share computations

		Weighted
(in thousands,	Income	Average Shares	Per Share
except per share data)	(Numerator)	(Denominator)	Amount
For the year ended December 31, 2011
Basic EPS
Income available to common shareholders	$130,591	21,078	$6.20
Stock options	—	356
Diluted EPS
Income available to common shareholders and assumed conversions	$130,591	21,434	$6.09
For the year ended December 31, 2010
Basic EPS
Income available to common shareholders	$127,432	21,020	$6.06
Stock options	—	221
Diluted EPS
Income available to common shareholders and assumed conversions	$127,432	21,241	$6.00
For the year ended December 31, 2009
Basic EPS
Income available to common shareholders	$93,845	21,562	$4.35
Stock options	—	169
Diluted EPS
Income available to common shareholders and assumed conversions	$93,845	21,731	$4.32